Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000255783
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long BABA Daily ETF
Class Name	KraneShares 2x Long BABA Daily ETF
Trading Symbol	KBAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the KraneShares 2x Long BABA Daily ETF (the "Fund") for the period from March 11, 2025 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kbab/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kbab/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long BABA Daily ETF	$5	1.00%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

(a) Alibaba Group Holdings Limited (NYSE: BABA)

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily performance of Alibaba Group Holding Limited (NYSE: BABA) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for a multi-day Period will not be precisely 200% of the performance of the Underlying Stock, particularly during volatile markets. During the Period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. Alibaba is an online commerce company operating globally. Its business segments include general commerce, cloud computing services, media, financial technology, and local services. As Alibaba is exposed to cross-border commerce, uncertainty regarding potential protectionist trade policies led, in part, to share price declines for Alibaba during the Period.

AssetsNet	$ 2,233,301
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,237
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,233,301	1	$1,237	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Value	Value
Total Return Swaps	199.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding Ltd. Footnote Reference(1)	199.4%
Footnote	Description
Footnote(1)	At market value.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address	https://kraneshares.com/kbab/
C000255786
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long PDD Daily ETF
Class Name	KraneShares 2x Long PDD Daily ETF
Trading Symbol	KPDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the KraneShares 2x Long PDD Daily ETF (the "Fund") for the period from March 11, 2025 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kpdd/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kpdd/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long PDD Daily ETF	$7	1.27%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

(a) PDD Holdings (NASDAQ: PDD)

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of PDD Holdings (NASDAQ: PDD) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for a multi-day Period will not be precisely 200% of the performance of the Underlying Stock, particularly during volatile markets. During the Period, market volatility and the performance of the Underlying Stock materially contributed to the performance of the Fund. PDD is an online commerce company operating globally. As PDD is exposed to cross-border commerce, uncertainty regarding potential protectionist trade policies led, in part, to share price volatility in PDD during the Period. The Fund’s return is negative for the Period, despite the slightly positive return for the Underlying Stock, because of market volatility.

AssetsNet	$ 2,471,656
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,785
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,471,656	1	$1,785	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Value	Value
Total Return Swaps	199.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
PDD Holdings Inc. Footnote Reference(1)	199.4%
Footnote	Description
Footnote(1)	At market value.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address	https://kraneshares.com/kpdd/